Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	SFr 3,917	SFr 3,324
Right-of-use assets	2,255	0
Long-term financial assets	304	304
Total non-current assets	6,476	3,628
Current assets
Prepaid expenses	2,788	2,364
Accrued income	1,095	3,667
Finance receivable	0	199
Other current receivables	304	236
Short-term financial assets	95,000	30,000
Cash and cash equivalents	193,587	156,462
Total current assets	292,774	192,928
Total assets	299,250	196,556
Shareholders' equity
Share capital	1,437	1,351
Share premium	346,526	298,149
Accumulated losses	(75,521)	(121,877)
Total shareholders' equity	272,442	177,623
Non-current liabilities
Long-term financing obligation	0	186
Long-term lease liabilities	1,813	0
Net employee defined benefit liabilities	7,485	5,665
Total non-current liabilities	9,298	5,851
Current liabilities
Trade and other payables	142	1,979
Accrued expenses	11,797	10,420
Short-term deferred income	4,477	351
Short-term financing obligation	652	332
Short-term lease liabilities	442	0
Total current liabilities	17,510	13,082
Total liabilities	26,808	18,933
Total shareholders' equity and liabilities	SFr 299,250	SFr 196,556